Condensed Interim Statements of Cash Flows - CAD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating Activities
Net Loss	$ (144,553)	$ (13,759)
Items not involving cash:
Gain on debt settlement	0	(53,371)
Interest expense on loan and convertible debentures	26,261	27,349
Share-based payment	72,155	0
Total items not involving cash	(46,137)	(39,781)
Changes in non-cash working capital
Receivable	(4,371)	230
Accounts payable and accrued liabilities	(2,273)	(74,826)
Due to related parties	21,175	12,772
Cash used in operating activities	(31,606)	(101,605)
Investing Activities
Purchase of mineral property interests	(5,510)	(12,727)
Cash used in investing activity	(5,510)	(12,727)
Financing Activities
Private placement, net of share issue costs	29,000	200,000
Fund from related party loan	5,000	0
Repayment of related party loan	(5,008)	(41,482)
Cash provided by financing activities	28,992	158,518
Net increase (decrease) in cash	(8,124)	44,186
Cash, beginning of period	18,304	122
Cash, end of period	$ 10,180	$ 44,308